Property, Plant and Equipment - Carrying Amounts (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 442,969	$ 453,383	$ 399,932
Batteries
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	359,873	355,531	308,289
Machinery equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	64,675	75,576	64,889
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,651	6,103	7,695
Tooling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,373	3,279	4,211
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	490	479	683
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,701	12,341	13,488
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,206	$ 74	$ 677